Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income (loss)

Note 17—Accumulated other comprehensive income (loss)

(dollars in millions)	Foreign currency translation		ASC 820 Adjustments		Unrealized gain (loss) on assets available- for-sale	Unrealized gain (loss) on cash flow hedges (a)	Total accumulated unrealized gain (loss)
			Pensions	Other post- retirement benefits
2008 ending balance, net of tax (expense) benefit	$(363)		$(956)	$(66)	$(4,053)	$37	$(5,401)
Adjustments for the cumulative effect of applying ASC 320, net of taxes of $-, $-, $-, $470, $-, $470	-		-	-	(676)	-	(676)
Adjusted balance at Jan. 1, 2009	(363)		(956)	(66)	(4,729)	37	(6,077)
Change in 2009, net of tax (expense) benefit of $(82), $14, $(34), $(489), $(1), $(592)	227		(46)	(1)	762	(16)	926
Reclassification adjustment, net of tax (expense) benefit $-, $-, $-, $(2,022), $-, $(2,022)	-		-	-	3,348	(32)	3,316
2009 total unrealized gain (loss)	227		(46)	(1)	4,110	(48)	4,242
2009 ending balance, net of tax (expense) benefit	$(136)		$(1,002)	$(67)	$(619)	$(11)	$(1,835)
Adjustments for the cumulative effect of applying ASC 810	-		-	-	24	-	24
Adjusted balance at Jan. 1, 2010	(136)		(1,002)	(67)	(595)	(11)	(1,811)
Change in 2010, net of tax (expense) benefit of $(68), $15, $(3), $(469), $-, $(525)	(319)		9	12	747	12	461
Reclassification/other adjustment, net of tax (expense) benefit $ -, $ -, $ -, $12, $2, $14	(18	) (b)	-	-	18 (b)	(5)	(5)
2010 total unrealized gain (loss)	(337)		9	12	765	7	456
2010 ending balance, net of tax (expense) benefit	$(473)		$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011, net of tax (expense) benefit of $(11), $230, $24, $(177), $(2), $64	(178)		(336)	(41)	306	3	(246)
Reclassification/other adjustment, net of tax (expense) benefit $ -, $ -, $ -, $22, $2, $24	-		-	-	(26)	-	(26)
2011 total unrealized gain (loss)	(178)		(336)	(41)	280	3	(272)
2011 ending balance, net of tax (expense) benefit	$(651)		$(1,329)	$(96)	$450	$(1)	$(1,627)
(a)	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.
(b)	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income.